INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of income tax payables	Current income tax payable consisted of the following items as of December 31:

	2021	2020

Current tax payable	70	30
Uncertain tax provisions	158	145
Total income tax payable	228	175

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2021	2020	2019

Current income taxes
Current year	300	374	439
Adjustments in respect of previous years	43	(1)	5
Total current income taxes	343	373	444

Deferred income taxes
Movement of temporary differences and losses*	(65)	(71)	(16)
Changes in tax rates	—	—	(1)
Changes in recognized deferred tax assets	—	2	39
Adjustments in respect of previous years	(22)	9	3
Other	2	—	(7)
Total deferred tax expense / (benefit)	(85)	(60)	18

Income tax expense	258	313	462
*In 2021, a tower sale and subsequent lease transaction took place for which a deferred tax asset of US$146 was recorded in relation to the lease liability and a deferred tax liability of US$23 was recorded in relation to the Right of Use asset.

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2021	2020	2019	Explanatory notes

Profit / (loss) before tax from continuing operations	908	(82)	1,044
Income tax benefit / (expense) at statutory tax rate (25%)	(227)	21	(261)

Difference due to the effects of:
Different tax rates in different jurisdictions	7	(28)	21	Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with lower tax rates (i.e. Russia, Ukraine) has a positive impact on the effective tax rate, partially
				offset with profitability in countries with higher rate (i.e. Pakistan, Bangladesh).
Non-deductible expenses	(44)	(209)	(90)
The Group incurs certain expenses which are non-deductible in the relevant jurisdictions. In 2021, such expenses mainly include intra-group expenses (i.e. interest on internal loans), certain non-income tax charges (i.e. minimum tax regimes) and other. In 2020, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges (i.e. minimum tax regimes) and intra-group expenses (i.e. interest on internal loans).

Non-taxable income	198	37	5
The Group earns certain income which is non-taxable in the relevant jurisdiction. In
2021, non-taxable income included gain from sale of NTC Tower company. In 2020, non-taxable income included the revaluation of contingent consideration liability, as well as a gain relating to the settlement in connection with the dispute concerning the sale of Telecel Globe Limited. For further details, refer to Note 16 and Note 7, respectively.

Adjustments in respect of previous years	(21)	(3)	(49)
In 2021, adjustments mainly relates to corrections in prior year filings in Pakistan, as part of the Alternative Dispute Resolution Committee (“ADRC”) process. The effect of prior years’ adjustments relates to various updated tax positions.

Movements in (un)recognized deferred tax assets	(76)	(89)	(13)
Movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized. This primarily occurs in holding entities in the Netherlands (2021: US$73, 2020: US$101, 2019: US$42) and in GTH (2021: US$(5)), 2020: US$—, 2019: US$43.

Withholding taxes	(73)	(56)	(50)	Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2021, similar to previous years, expenses relating to withholding taxes were primarily influenced by dividends from
				Pakistan, Russia, Ukraine, Algeria and Uzbekistan.
Uncertain tax positions	(21)	(1)	6	The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). During
2021, provisions were made for disputes in Russia, Italy. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets
				recognized.
Change in income tax rate	—	—	1	Changes in tax rates impact the valuation of existing temporary differences. The nominal tax rate as of 2022 will change in the Netherlands, however, this had no
				significant impact. Nominal tax rate changes occurred in Pakistan in 2019.
Other	(1)	15	(32)
In 2019, the Group recorded an increase in income tax liabilities of as a result of the settlement with the Egyptian Tax Authority for outstanding tax liabilities for GTH. Refer to Note 7 for further details.

Income tax benefit / (expense)	(258)	(313)	(462)

Effective tax rate	28.4%	-381.7%	44.3%

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2021	2020

Deferred tax assets	228	186
Deferred tax liabilities	(115)	(127)

Net deferred tax position	113	59

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2021:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(274)	125	7	42	(100)
Intangible assets	(14)	33	19	(2)	36
Trade receivables	43	7	(15)	(3)	32
Provisions	28	2	(6)	(7)	17
Accounts payable	140	7	(23)	(34)	90

Withholding tax on undistributed earnings	(60)	(39)	—	1	(98)

Tax losses and other balances carried forwards	2,221	35	—	(64)	2,192
Non-recognized deferred tax assets	(2,025)	(88)	—	49	(2,064)

Other	—	3	—	5	8

Net deferred tax positions	59	85	(18)	(13)	113
In 2021, a tower sale and subsequent lease transaction took place for which a deferred tax asset of US$146 was recorded in relation to the lease liability and a deferred tax liability of US$23 was recorded in relation to the Right of Use asset.

The following table shows the movements of net deferred tax positions in 2020:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(288)	(23)	37	(274)
Intangible assets	(38)	19	5	(14)
Trade receivables	47	1	(5)	43
Provisions	31	1	(4)	28
Accounts payable	156	7	(23)	140

Withholding tax on undistributed earnings	(52)	(8)	—	(60)

Tax losses and other balances carried forwards	2,026	113	82	2,221
Non-recognized deferred tax assets	(1,894)	(46)	(85)	(2,025)

Other	5	(4)	(1)	—

Net deferred tax positions	(7)	60	6	59

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2021	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(15)	—	—	(174)	(189)
Recognized DTA	3	—	—	50	53

Non-recognized losses	—	—	(707)	(8,553)	(9,260)
Non-recognized DTA	—	—	131	1,796	1,927

Other credits carried forwards expiry
Recognized credits	(2)	(73)	—	—	(75)
Recognized DTA	2	73	—	—	75

Non-recognized credits	—	—	—	(567)	(567)
Non-recognized DTA	—	—	—	137	137

As of December 31, 2020	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	(107)	—	(172)	(279)
Recognized DTA	—	27	—	49	76

Non-recognized losses	(1,546)	(1,006)	—	(6,660)	(9,212)
Non-recognized DTA	387	252	—	1,272	1,911

Other credits carried forwards expiry
Recognized credits	(19)	(102)	—	—	(121)
Recognized DTA	19	102	—	—	121

Non-recognized credits	—	—	—	(492)	(492)
Non-recognized DTA	—	—	—	115	115